SHORT TERM BANK LOAN (Tables)	6 Months Ended
Jun. 30, 2024
SHORT TERM BANK LOAN
Schedule of Short-Term Bank Loan
	June 30,	December 31,
	2024	2023
Short-term bank loans	(unaudited)
Agricultural Bank of China	$412,813	-
China Construction Bank	24,341	$32,191
Total	$437,154	$32,191

Schedule Of Effective Interest Rate of Unsecured Short-Term Bank Loan
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of June 30, 2024	date	date	in RMB	in USD	rate	Note
Short-term bank loan
Agricultural Bank of China	March 20, 2024	March 19, 2025	3,000,000	$412,814	3.1%	1
China Construction Bank	April 7, 2024	April 7, 2025	176,889	$24,341	3.9%
Total short-term bank loan			3,176,889	$437,155
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2023	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 7, 2023	April 7, 2024	228,553	$24,341	3.8%
Total unsecured short-term bank loan			228,553	$24,341